Stock-based compensation - Employee Stock Option Activity (Details) - Stock options	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Shares
At January 1 | shares	3,032,771	1,517,910
Granted | shares	966,413	1,514,861
Forfeited | shares	(41,822)
At December 31 | shares	3,957,362	3,032,771
Average price
At January 1 | $ / shares	$ 13.00	$ 13.00
Granted | $ / shares	13.73	13.00
Forfeited | $ / shares	13.35
At December 31 | $ / shares	$ 13.17	$ 13.00